Accounts receivable, net (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Accounts receivable, net
Trade accounts receivable	$ 11,132,532	$ 12,375,425
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 11,132,532	$ 12,375,425